Financial Instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, carrying amount	$ 13,662	$ 12,540
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value	$ 15,667	$ 13,287